Financial Risk Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Market risk - cash flow interest rate risk
Financing and Lease Liabilities	R$ 160,542	R$ 173,103	R$ 153,714
Accounts Payable for Business Combination	532,313	48,055	R$ 10,941
Mind Makers
Market risk - cash flow interest rate risk
Accounts Payable for Business Combination	7,044	15,000
Private Bonds – 5th Issuance - serie 2
Market risk - cash flow interest rate risk
Bonds	104,844	102,868
Private Bonds – 6th Issuance - serie 2
Market risk - cash flow interest rate risk
Bonds	210,920	206,733
Private Bonds – 7th Issuance - single
Market risk - cash flow interest rate risk
Bonds		381,850
Bonds – 1st Issuance - single
Market risk - cash flow interest rate risk
Bonds	R$ 514,574
Bonds – 1st Issuance - single | CDI + 2.30% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	2.30%
Market risk - cash flow interest rate risk
Market risk - cash flow interest rate risk
Financing and Lease Liabilities	R$ 160,542	173,103
Accounts Payable for Business Combination	532,313	48,055
Loans from related parties		20,884
Amount under interest rate contract	R$ 1,524,081	1,035,383
Market risk - cash flow interest rate risk | IPCA
Market risk - cash flow interest rate risk
Interest rate basis	IPCA
Market risk - cash flow interest rate risk | 100% CDI
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Percentage of interest rate basis	100.00%
Market risk - cash flow interest rate risk | CDI + 3.57%
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	3.57%
Market risk - cash flow interest rate risk | Mind Makers
Market risk - cash flow interest rate risk
Financing and Lease Liabilities	R$ 888	998
Market risk - cash flow interest rate risk | Mind Makers | TJPLP + 5% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	TJPLP
Adjustment to interest rate basis	5.00%
Market risk - cash flow interest rate risk | Private Bonds – 5th Issuance - serie 1
Market risk - cash flow interest rate risk
Bonds		R$ 100,892
Market risk - cash flow interest rate risk | Private Bonds – 5th Issuance - serie 1 | CDI + 1.15% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	1.15%
Market risk - cash flow interest rate risk | Private Bonds – 5th Issuance - serie 2 | CDI + 1.00% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	1.00%
Market risk - cash flow interest rate risk | Private Bonds – 6th Issuance - serie 2 | CDI + 1.70% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	1.70%
Market risk - cash flow interest rate risk | Private Bonds – 7th Issuance - single | CDI + 1.15% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	1.15%